UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices) (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

The Hillman Fund

Schedule of Investments
(Unaudited)

As of June 30, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 93.20%

Communication Services - 11.04%
	AT&T, Inc.	32,000	$1,072,320
*	Facebook, Inc.	7,000	1,351,140
†	The Walt Disney Co.	10,000	1,396,400
	Verizon Communications, Inc.	20,000	1,142,600
			4,962,460
Consumer Discretionary - 10.37%
*	Amazon.com, Inc.	700	1,325,541
	eBay, Inc.	18,000	711,000
	McDonald's Corp.	6,500	1,349,790
	Nordstrom, Inc.	40,000	1,274,400
			4,660,731
Consumer Staples - 17.50%
µ	Anheuser-Busch InBev SA/NV	10,000	885,100
	Colgate-Palmolive Co.	15,000	1,075,050
	General Mills, Inc.	30,000	1,575,600
†	Kellogg Co.	28,000	1,499,960
†	Mondelez International, Inc.	26,000	1,401,400
	The Kraft Heinz Co.	46,000	1,427,840
			7,864,950
Energy - 2.97%
	Exxon Mobil Corp.	17,400	1,333,362

Financials - 9.16%
†	Bank of America Corp.	30,000	870,000
	The Goldman Sachs Group, Inc.	5,000	1,023,000
	The Western Union Co.	57,000	1,133,730
	Wells Fargo & Co.	23,000	1,088,360
			4,115,090
Health Care - 17.61%
*	Biogen, Inc.	6,000	1,403,220
	Bristol-Myers Squibb Co.	32,000	1,451,200
	CVS Health Corp.	25,000	1,362,250
*	Laboratory Corp of America Holdings	6,000	1,037,400
	Medtronic PLC	14,000	1,363,460
	Pfizer, Inc.	30,000	1,299,600
			7,917,130
Industrials - 7.29%
	Emerson Electric Co.	13,000	867,360
†	General Electric Co.	84,000	882,000
*	Stericycle, Inc.	32,000	1,528,000
			3,277,360

			(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2019
		Shares	Value (Note 1)

COMMON STOCKS - Continued

	Information Technology - 9.63%
	Intel Corp.	35,000	$1,675,450
	International Business Machines Corp.	7,200	992,880
	Lam Research Corp.	3,500	657,440
	Microsoft Corp.	7,500	1,003,500
			4,329,270
	Materials - 6.03%
	† Compass Minerals International, Inc.	22,000	1,208,900
	DuPont de Nemours, Inc.	20,000	1,501,400
			2,710,300
	Utilities - 1.60%
	The Southern Co.	13,000	718,640

	Total Common Stocks (Cost $38,932,192)		41,889,293

MASTER LIMITED PARTNERSHIP - 2.18%
	Energy - 2.18%
	Enterprise Products Partners LP	34,000	981,580

	Total Master Limited Partnership (Cost $958,922)		981,580

SHORT-TERM INVESTMENT - 4.10%
	§ Money Market Fiduciary Portfolio, 0.25%	1,842,850	1,842,850

	Total Short-Term Investment (Cost $1,842,850)		1,842,850

Total Value of Investments (Cost $41,733,964) (a) - 99.48%			$44,713,723

Options Written (Premiums Received $46,871) (a) - (0.02)%			(8,540)

Other Assets Less Liabilities - 0.54%			240,607

	Net Assets - 100%		$44,945,790

§	Represents 7 day effective yield
*	Non-income producing investment
†	All or a portion of this security is held as collateral for options written.
µ	American Depositary Receipt

The following acronyms or abbreviations are used in this Schedule:
	NV - Netherlands security
	PLC - Public Limited Company
			(Continued)

The Hillman Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of June 30, 2019
	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value (Note 1)

PUT OPTIONS WRITTEN - 0.02%

* Google, Inc.	14	$1,030.00	7/19/2019	$1,513,274	$8,540

Total Put Options Written (Premiums Received $46,871)					$8,540

(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2019

(a) Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$5,283,698
Aggregate gross unrealized depreciation			(2,265,608)

Net unrealized appreciation			$3,018,090

Summary of Investments
	% of Net
by Sector	Assets	Value
Common Stocks:
Communication Services	11.04%	$4,962,460
Consumer Discretionary	10.37%	4,660,731
Consumer Staples	17.50%	7,864,950
Energy	2.97%	1,333,362
Financials	9.16%	4,115,090
Health Care	17.61%	7,917,130
Industrials	7.29%	3,277,360
Information Technology	9.63%	4,329,270
Materials	6.03%	2,710,300
Utilities	1.60%	718,640
Master Limited Partnership
Energy	2.18%	981,580
Short-Term Investment	4.10%	1,842,850
Put Options Written	-0.02%	(8,540)
Other Assets Less Liabilities	0.54%	240,607
Total Net Assets	100.00%	$44,945,790

			(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2019

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Options are valued at the mean between their bid and ask prices as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2019

Note 1 - Investment Valuation - Continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$41,889,293	$41,889,293	$-	$-
Master Limited Partnership	981,580	981,580	-	-
Short-Term Investment	1,842,850	1,842,850	-	-
Total Assets	$44,713,723	$44,713,723	$-	$-

Liabilities	Total	Level 1	Level 2	Level 3
Put Options Written	$(8,540)	$ -	$(8,540)	$-
Total Liabilities	$(8,540)	$ -	$(8,540)	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

/s/ Mark A. Hillman
August 21, 2019	Mark A. Hillman President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark A. Hillman
August 21, 2019	Mark A. Hillman President and Principal Executive Officer

/s/ C. Frank Watson, III
August 21, 2019	C. Frank Watson III Treasurer and Principal Financial Officer